Taxation - Summary of Changes in Deferred Tax Asset and Liability Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets, current portion:
Net operating loss carried forward	$ 1,276	$ 417
Amortization of intangible assets arising from intragroup transactions	51	95
Impairment of long-term equity investment		115
Allowance for advance to suppliers		120
Valuation allowance	(106)	(81)
Deferred tax assets, current portion, net	1,221	689
Deferred tax assets, non-current portion:
Net operating loss carried forward	12,093	13,016
Amortization of intangible assets arising from intragroup transactions		54
Impairment of long-term equity investment	348
Allowance for advance to suppliers	576
Valuation allowance	(9,745)	(4,477)
Deferred tax assets, non-current portion, net	3,272	8,593
Deferred tax liabilities, non-current portion:
Outside basis difference	(635)	(6,378)
Online game licenses [Member]
Deferred tax assets, current portion:
Impairment of online game licenses		$ 23